Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	£ (1,418)	£ (40)	£ 86
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	348	77	(40)
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	32	147
– fair value gains/(losses)	(1,334)	(167)
Cash flow hedging reserve, ending balance	(901)	32	147
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	53	(25)
Income taxes	348	77
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(39)	11
– fair value gains/(losses)	(84)	127
Cash flow hedging reserve, ending balance	(49)	(39)	£ 11
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	74	(177)
Income taxes	£ 0	£ 0